Acquisitions - Narrative (Details) $ in Millions			12 Months Ended
		May 14, 2018 USD ($) Facility	Apr. 30, 2018 USD ($) shares	Apr. 30, 2017 USD ($) shares	Apr. 30, 2016 USD ($)
Acquisitions (Textual) [Abstract]
Common shares outstanding | shares			113,572,840	113,439,553
Cash payments for acquisitions			$ 0.0	$ 0.0	$ (7.9)
Long-term debt, less current portion	[1]		4,688.0	4,445.5
Goodwill			5,942.2	6,077.1	$ 6,091.1
Debt Instrument, Face Amount			4,700.0	$ 4,950.0
Subsequent Event [Member] | Ainsworth [Member]
Acquisitions (Textual) [Abstract]
Cash payments for acquisitions		$ 1,900.0
Commercial Paper		$ 400.0
Number of facilities acquired | Facility		2
Business Combination, Integration Related Costs, Expected		$ 50.0
Term Loan Credit Agreement [Member]
Acquisitions (Textual) [Abstract]
Debt Instrument, Face Amount			$ 0.0
Term Loan Credit Agreement [Member] | Subsequent Event [Member] | Ainsworth [Member]
Acquisitions (Textual) [Abstract]
Debt Instrument, Face Amount		$ 1,500.0

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate contracts, offering discounts, and capitalized debt issuance costs.